Federated Capital Income Fund
A Portfolio of Federated Income Securities Trust
Class A Shares (TICKER CAPAX)
Class B Shares (TICKER CAPBX)
Class C Shares (TICKERCAPCX)
Class F Shares (TICKER CAPFX)
Institutional Shares (TICKER CAPSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED jANUARY 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Roberto Sanchez-Dahl and replace it with the following:
“Ihab Salib, Senior Portfolio Manager, has been the emerging markets affiliated fund's portfolio manager since May 2013.”
May 13, 2013
Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451721 (5/13)
Federated Capital Income Fund
A Portfolio of Federated Income Securities Trust
Class A Shares (TICKER CAPAX)
Class B Shares (TICKER CAPBX)
Class C Shares (TICKERCAPCX)
Class F Shares (TICKER CAPFX)
Institutional Shares (TICKER CAPSX)

SUPPLEMENT TO PROSPECTUS DATED jANUARY 31, 2013
1. Under the heading entitled “Fund Management,” please delete the information regarding Roberto Sanchez-Dahl and replace it with the following:
“Ihab Salib, Senior Portfolio Manager, has been the emerging markets affiliated fund's portfolio manager since May 2013.”
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Roberto Sanchez-Dahl and replace it with the following:
“Ihab Salib
Ihab Salib has been the Portfolio Manager of the emerging market affiliated fund since May 2013. Ihab Salib is a Senior Portfolio Manager and Head of the International Fixed Income Group. Mr. Salib joined Federated in April 1999 as a Senior Fixed Income Trader/Assistant Vice President of the Fund's Adviser and in 2007 was named Senior Vice President. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.”
May 13, 2013
Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451720 (5/13)
Federated Unconstrained Bond Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FUNAX)
INSTITUTIONAL SHARES (TICKER FUBDX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2013
1. Under the heading entitled “Portfolio Management Information,” please delete the biography of Ihab Salib and replace it with the following:
“Ihab L. Salib
Ihab L. Salib has been the Fund's Portfolio Manager since March 2013 and is responsible for the day to day management focusing on asset allocation and non-U.S. exposure. Mr. Salib is also the manager of the emerging market affiliated fund in which the Fund invests. He has been the affiliated fund's portfolio manager since May 2013. Mr. Salib joined Federated in April 1999 as a Senior Fixed Income Trader/Assistant Vice President of the Fund's Sub-Adviser. In 2002 Mr. Salib became a Senior Portfolio Manager and in 2007 was named Senior Vice President. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.”
2. Under the heading entitled “Portfolio Management Information,” please delete the biography of Roberto Sanchez-Dahl.
May 13, 2013
Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451712 (5/13)
Federated Capital Income Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER CAPAX)
CLASS B SHARES (TICKER CAPBX)
CLASS C SHARES (TICKER CAPCX)
CLASS F SHARES (TICKER CAPFX)
INSTITUTIONAL SHARES (TICKER CAPSX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED January 31, 2013
Under the heading entitled “ Portfolio Manager Information,” please delete the information regarding Roberto Sanchez-Dahl and replace it with the following:
“Ihab Salib, Portfolio Manager
Types of Accounts Managed by Ihab Salib	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	6/$616.5 million	0/$0
Other Pooled Investment Vehicles	5/$418.2 million	0/$0
Other Accounts	0/$0	5/$664.7 million
  *
None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Ihab Salib is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the Fund's designated peer group of comparable accounts and vs. the Fund's absolute return. In addition, performance is measured by comparing the Fund's average gross one-year distribution yield for one-, three- and five-calendar year periods vs. a designated peer group of comparable accounts and vs. an absolute return. Performance is also measured by comparing the Fund's average one-year distribution yield the Fund's one-year dividend growth vs. the Fund's designated peer group of comparable accounts and vs. an absolute return. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. For purposes of calculating the annual incentive amount, each fund or account managed by the portfolio manager is categorized into one of three IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP groups. The weighting assigned to the Fund is less than or equal to the weighting assigned to other accounts or funds used to determine IPP. In his role as Head of the International Bond Group, Mr. Salib has oversight responsibility for other portfolios that he does not personally manage. A portion of the IPP score is determined by the investment performance of these other portfolios vs. product specific benchmarks and peer groups. In addition, Mr. Salib serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable, fixed-income products. A portion of the IPP score is based on Federated's senior management's assessment of team contributions.
The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.”
May 13, 2013

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451719 (5/13)
Federated Unconstrained Bond Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER FUNAX)
INSTITUTIONAL SHARES (TICKER FUBDX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED January 31, 2013
Under the heading entitled “ Portfolio Manager Information,” please delete the information regarding Roberto Sanchez-Dahl.
May 13, 2013

Federated Unconstrained Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451711 (5/13)